Income Taxes (Details 3) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets:
Compensation liabilities not currently deductible	$ 36,746	$ 34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939
Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)
Deferred tax assets, net of valuation allowance	56,360	59,610
Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)	0
Depreciation and differences in property bases	(2,062)	(480)
Currency translation	0	(264)
Total deferred tax liabilities	(9,621)	(5,508)
Net deferred tax assets	46,739	54,102
The net deferred tax asset is classified as follows:
Other current assets	5,510	6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities	0	(349)
Other liabilities	(2,218)	(855)
Net deferred tax assets	$ 46,739	$ 54,102